Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 - STOCK-BASED COMPENSATION:

In September 2021, the Company adopted the “Valens Semiconductor Ltd. 2021 Share Incentive Plan”.

The Company’s stock options have a term of 7-10 years from grant date unless extended by the Board of Directors. The granted options generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.

The granted RSUs generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.

The Company started to grant RSUs as of December 2021.

During 2024, the Company added 5,208,032 Ordinary Shares to the Ordinary Shares pool reserved for issuance (2,282,424 Ordinary Shares in 2023). As of December 31, 2024, and 2023, the number of ordinary shares included in the Company’s stock incentive plans totaled to 35,874,244 and 30,666,212, respectively.

During 2024, the Company extended the expiration date of 1,210,661 fully vested outstanding stock options that were supposed to expire during 2025. The Company recorded expenses in the amount of $136 thousand, in the year ended on December 31, 2024. These expenses represent the incremental fair value on the modification date.

Stock Options

387,453 out of the outstanding options that have not yet vested as of December 31, 2024, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of December 31, 2024, the unrecognized compensation costs related to those unvested stock options are $801 thousand, which are expected to be recognized over a weighted-average period of 1.31 years.

The following is a summary of the status of the Company’s share option plan as of December 31, 2024, as well as changes during the year:

	December 31, 2024
	Number of Options	Weighted-Average Exercise price
Options outstanding at the beginning of the year	11,326,943	$0.97
Granted during the year	479,505	$2.36
Exercised during the year	(1,215,870)	$0.71
Forfeited during the year	(21,408)	$0.82
Outstanding at the end of the year	10,569,170	$1.07
Options exercisable at year-end	10,076,990	$0.99

The following table summarizes information about share options outstanding as of December 31, 2024:

Outstanding as of December 31, 2024					Exercisable as of December 31, 2024
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,642,773	3.91	$0.80	17,366	9,507,060	3.88	$0.80	17,130
$1.87	3,313	6.03	$1.87	2	3,105	6.03	$1.87	2
$2.10-$2.13	72,273	5.20	$2.12	35	21,206	1.48	$2.10	11
$2.39-$2.40	425,269	6.04	$2.39	89	235,153	6.04	$2.39	49
$4.99	196,625	5.04	$4.99	-	134,049	5.04	$4.99	-
$5.36	140,000	4.50	$5.36	-	87,500	4.50	$5.36	-
$7.58	85,380	4.04	$7.58	-	85,380	4.04	$7.58	-
$9.07	3,537	3.96	$9.07	-	3,537	3.96	$9.07	-

The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2024	2023
Expected term	4-5	4-5
Expected volatility	57.53%-58.56%	48.35%-63.84%
Expected dividend rate	0	0
Risk-free rate	3.55%-3.92%	3.62%-4.21%

During 2024, 2023 and 2022, 479,505, 300,750 and 239,610 options respectively, were granted to several related parties (please refer to Note 19 regarding Related Parties).

As of December 31, 2024, the unrecognized compensation costs related to unvested stock options totaled to $801 thousand, which are expected to be expensed over a weighted-average period of 1.31 years.

The weighted-average fair value of the options that were granted during the years ended December 31, 2024, 2023 and 2022 was $2.36, $3.76 and $6.28 at the grant date, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $2,255, $9,390 and $5,904 thousand, respectively.

The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Cost of revenue	173	183	233
Research and development	963	1,158	1,766
Sales and marketing	829	1,120	1,317
General and administrative	954	2,641	2,844
Total stock-based compensation -Stock Options	2,919	5,102	6,160

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of December 31, 2024, as well as changes during the year:

	December 31, 2024
	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	5,442,313	$5.26
Granted during the year	6,476,594	$2.16
Vested during the year	(2,597,831)	$4.99
Forfeited during the year	(493,984)	$3.45
Outstanding at the end of the year	8,827,092	$3.13

As of December 31, 2024, the unrecognized compensation cost related to unvested RSUs totaled to approximately $22,295 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.34 years.

During 2024, 2023 and 2022, 871,061, 548,849 and 515,103 RSU’s, respectively, were granted to several related parties (please refer to Note 19 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Cost of revenue	785	606	317
Research and development	6,050	5,141	3,034
Sales and marketing	3,049	2,399	1,302
General and administrative	2,315	1,778	1,276
Total stock-based compensation-RSUs	12,199	9,924	5,929